Organization (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of subsidiaries
Name	Incorporation date	Ownership	Place of incorporation	Principle activities
Aptorum Therapeutics Limited	June 30, 2016	100%	Cayman Islands	Research and development of life science and biopharmaceutical products
APTUS MANAGEMENT LIMITED	May 16, 2017	100%	Hong Kong	Provision of management services to its holding company and fellow subsidiaries
Aptus Therapeutics (Hong Kong) Limited	June 30, 2016	100%	Hong Kong	Research and development of life science and biopharmaceutical products
APTUS BIOTECHNOLOGY (MACAO) LIMITED	June 6, 2016	99%	Macao	Inactive
Videns Incorporation Limited (Formerly named Videns Biosciences Limited and VIDENS CORPORATION)	March 2, 2017	100%	Cayman Islands	Research and development of life science and biopharmaceutical products
mTOR (Hong Kong) Limited	November 4, 2016	90%	Hong Kong	Research and development of life science and biopharmaceutical products
Videns Incorporation (Hong Kong) Limited	July 3, 2017	100%	Hong Kong	Inactive
Nativus Life Sciences Limited	July 7, 2017	100%	Cayman Islands	Research and development of life science and biopharmaceutical products
Scipio Life Sciences Limited	July 19, 2017	100%	Cayman Islands	Research and development of life science and biopharmaceutical products
Claves Life Sciences Limited	August 2, 2017	100%	Cayman Islands	Research and development of life science and biopharmaceutical products
Nativus Life Sciences (Hong Kong) Limited	August 8, 2017	100%	Hong Kong	Inactive
Scipio Life Sciences (Hong Kong) Limited	August 10, 2017	100%	Hong Kong	Inactive
Signate Life Sciences (Hong Kong) Limited	August 10, 2017	100%	Hong Kong	Inactive
Claves Life Sciences (Hong Kong) Limited	August 22, 2017	100%	Hong Kong	Inactive
Aptorum Pharmaceutical Development Limited	August 28, 2017	100%	Cayman Islands	Research and development of life science and biopharmaceutical products
Aptorum Medical Limited	August 28, 2017	95%	Cayman Islands	Provision of medical clinic services
Signate Life Sciences Limited	August 28, 2017	100%	Cayman Islands	Research and development of life science and biopharmaceutical products
Acticule Life Sciences Limited	June 30, 2017	80%	Cayman Islands	Research and development of life science and biopharmaceutical products
Acticule Life Sciences (Hong Kong) Limited	July 27, 2017	100%	Hong Kong	Inactive
Forum Property Holding Limited	March 6, 2018	100%	Cayman Islands	Inactive
APTORUM INTERNATIONAL LIMITED	March 26, 2018	100%	United Kingdom	Inactive
Lanither Life Sciences Limited	April 4, 2018	80%	Cayman Islands	Inactive
Lanither Life Sciences (Hong Kong) Limited	May 25, 2018	100%	Hong Kong	Inactive